ACCOUNTS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
SUMMARY OF ACCOUNTS RECEIVABLES, NET

Accounts receivable, net consisted of the following:

	December 31,
	2021	2022
	RMB	RMB
Accounts receivable - third parties	216,069	214,819
Allowance for doubtful accounts - third parties	(57,344)	(81,242)
Accounts receivable - third parties, net	158,725	133,577

Accounts receivable – related parties	320	104
Allowance for doubtful accounts – related parties	(16)	(5)
Accounts receivable – related parties	304	99

SUMMARY OF MOVEMENT OF ALLOWANCE FOR DOUBTFUL ACCOUNTS INCLUDING BOTH ACCOUNT RECEIVABLES DUE FROM THIRD PARTIES AND RELATED PARTIES

The movement of the allowance for doubtful accounts including both account receivables due from third parties and a related party is as follows:

	Year ended December 31,
Allowance for doubtful accounts - third parties	2021	2022
	RMB	RMB
Balance at the beginning of the year	43,104	57,344
Additions charged to bad debt expense	14,526	23,898
Write-off	(286)	-
Balance at the end of the year	57,344	81,242

	Year ended December 31,
Allowance for doubtful accounts –related parties	2021	2022
	RMB	RMB
Balance at the beginning of the year	1,298	16
Additions charged to bad debt expense	(1,282)	(11)
Balance at the end of the year	16	5

SUMMARY OF AGING ANALYSIS OF ALLOWANCE FOR DOUBTFUL ACCOUNTS

The aging analysis table of allowance for doubtful accounts is as follows:

	As of December 31,
	2021	2022
	RMB	RMB
Within 1 year	(8,354)	(7,031)
Thereafter	(48,990)	(74,211)
Allowance for doubtful accounts - third parties	(57,344)	(81,242)

Within 1 year	(16)	(5)
Allowance for doubtful accounts - related parties	(16)	(5)